UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Newgate Global Resources Fund
Schedule of Investments (Unaudited)
February 28, 2010

			Shares	Value
COMMON STOCKS - 99.54%
Chemical Manufacturing - 11.20%
Agrium, Inc.			945	$61,189
CF Industries Holdings, Inc.			915	97,210
Monsanto Co.			1,250	88,312
Mosaic Co.			1,529	89,278
				335,989
Crop Production - 2.85%
Cosan Ltd. (a)			9,424	85,476
Food Manufacturing - 4.10%
Archer Daniels Midland Co.			1,647	48,356
Bunge Ltd.			1,249	74,428
				122,784
Machinery Manufacturing - 4.35%
Bucyrus International Inc.			1,122	70,192
National Oilwell Varco, Inc.			1,386	60,250
				130,442
Management of Companies and Enterprises - 1.90%
Foster Wheeler AG (a)			2,319	57,070
Mining (except Oil and Gas) - 34.21%
Alpha Natural Resources, Inc. (a)			646	29,723
Anglo American Plc - ADR (a)			2,758	50,085
BHP Billiton Ltd. - ADR			814	59,691
Cliffs Natural Resources Inc.			2,147	121,091
Consol Energy, Inc.			1,647	82,943
Freeport-McMoRan Copper & Gold, Inc.			1,253	94,176
Great Basin Gold Ltd. (a)			20,657	33,464
Horsehead Holding Corp. (a)			7,849	79,824
Mechel Oao - ADR			2,653	61,019
Potash Corp. of Saskatchewan			574	63,404
Rio Tinto Plc - ADR			355	73,769
Silver Wheaton Corp. (a)			3,355	50,895
Southern Copper Corp.			2,920	85,731
Teck Resources Ltd. (a)			880	32,507
Vale SA - ADR			3,866	107,707
				1,026,029
Oil and Gas Extraction - 20.64%
Apache Corp.			917	95,038
Chesapeake Energy Corp.			1,237	32,867
El Paso Corp.			4,528	47,408
Goodrich Petroleum Corp. (a)			1,517	29,232
Occidental Petroleum Corp.			1,069	85,359
Oil Co. Lukoil - ADR			1,367	72,711
Petroleo Brasileiro SA - ADR			718	30,623
Repsol YPF SA - ADR			2,518	57,108
Southwestern Energy Co. (a)			1,367	58,166
Ultra Petroleum Corp. (a)			1,634	74,723
Walter Energy, Inc.			456	35,828
				619,063
Petroleum and Coal Products Manufacturing - 1.70%
Hess Corp.			866	50,921
Primary Metal Manufacturing - 6.54%
AK Steel Holding Corp.			1,476	31,778
Arcelormittal SA Luxembourg - ADR			929	35,507
Tenaris SA - ADR			1,793	74,284
United States Steel Corp.			1,032	54,634
				196,203
Support Activities for Mining - 8.30%
Schlumberger Ltd.			1,467	89,634
Transocean Ltd. (a)			1,109	88,520
Weatherford International Ltd. (a)			4,241	70,782
				248,936
Utilities - 0.91%
RRI Energy, Inc. (a)			6,431	27,332
Water Transportation - 2.84%
DryShips, Inc. (a)			8,905	48,710
Navios Maritime Holdings Inc.			6,079	36,535
				85,245
TOTAL COMMON STOCKS (Cost $2,909,675)				$2,985,490
			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 1.23%
Money Market Funds - 1.23%
AIM STIT-Treasury Portfolio			$7,366	$7,366
Fidelity Institutional Government Portfolio			7,367	7,367
Fidelity Institutional Money Market Portfolio			7,367	7,367
First American Government Obligations Fund			7,366	7,366
First American Treasury			7,366	7,366
TOTAL SHORT TERM INVESTMENTS (Cost $36,832)				$36,832

Total Investments (Cost $2,946,507) - 100.77%				$3,022,322
Liabilities in Excess of Other Assets - (0.77)%				($23,167)
TOTAL NET ASSETS - 100.00%				$2,999,155

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

	Cost of investments	$ 2,946,507
	Gross unrealized appreciation	163,430
	Gross unrealized depreciation	(87,615)
	Net unrealized appreciation	$ 75,815

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Agriculture, Forestry, and Hunting	$ 85,476	$ -	$ -	$ 85,476
Management of Companies and Enterprises	57,070	-	-	57,070
Manufacturing	836,338	-	-	836,338
Mining	1,894,029	-	-	1,894,029
Transportation and Warehousing	85,245	-	-	85,245
Utilities	27,332	-	-	27,332
Total Equity	2,985,490	-	-	2,985,490

Short-Term Investments	36,832	-	-	36,832

Total Investments in Securities	$ 3,022,322	$ -	$ -	$ 3,022,322

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010